Significant accounting policies, estimates and judgements (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies Estimates And Judgements [Abstract]
Disclosure of effect of changes in foreign exchange rates [text block]
The main foreign exchange rates used to translate the financial statements into the parent’s functional currency are indicated below:

(currency amount for €1)	Annual average exchange rate 2018	Exchange rate at December 31, 2018	Annual average exchange rate 2017	Exchange rate at December 31, 2017	Annual average exchange rate 2016	Exchange rate at December 31, 2016
U.S. Dollar	1.18	1.15	1.13	1.20	1.11	1.05
Pound Sterling	0.88	0.89	0.88	0.88	0.82	0.86
Norwegian Krone	9.60	9.94	9.33	9.83	9.29	9.09
Australian Dollar	1.58	1.62	1.47	1.53	1.49	1.46